UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Document: 06-20694-2.da

Page: 6

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (unaudited)

Shares	Description	Value
INVESTMENTS IN GERMAN SECURITIES – 86.6%
COMMON STOCKS – 78.1%
AEROSPACE & DEFENSE – 1.6%
145,000	MTU Aero Engines Holding AG*	$5,416,218
AIRPORTS, FLYING FIELDS & AIRLINES – 2.4%
204,400	Air Berlin PLC	3,238,463
75,000	Fraport AG†	5,158,091
8,396,554
BIOTECHNOLOGY – 0.9%
160,000	GPC Biotech*†	3,025,776
CHEMICALS – 9.0%
505,000	GEA Group*	9,102,044
180,200	K + S	14,435,101
170,000	Lanxess*	7,293,829
5,000	Wacker Chemie AG	588,120
31,419,094
COMMERCIAL SERVICES & SUPPLIES – 0.5%
50,000	Interseroh AG	1,787,175
CONSTRUCTION & ENGINEERING – 1.7%
97,200	Bilfinger Berger AG	5,764,575
DIVERSIFIED FINANCIALS – 5.3%
190,000	Bayer Hypovereinsbank†	8,308,463
90,000	Deutsche Postbank AG	6,827,389
25,000	Interhyp AG	2,259,636
20,000	Sixt AG	922,740
18,318,228
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
255,000	Mobilcom AG†	5,911,557
ELECTRICAL EQUIPMENT – 3.1%
40,000	Conergy AG†	1,931,163
160,000	SGL Carbon AG*	3,078,504
107,000	Solarworld AG†	5,876,523
10,886,190
ELECTRONIC EQUIPMENT & INSTRUMENTS – 7.4%
492,720	Kontron AG*†	6,107,831
130,000	Q-Cells AG†	5,322,233
321,600	Suss MicroTec AG*†	3,432,228

Shares	Description	Value
150,000	Utimaco Safeware AG*	$2,214,956
60,000	Wincor Nixdorf AG	8,719,133
25,796,381
HEALTHCARE PROVIDERS & SERVICES – 0.9%
71,000	Rhoen-Klinikum	3,186,634
HOUSEHOLD PRODUCTS – 1.5%
99,483	Beiersdorf AG	5,292,195
INTERNET SOFTWARE & SERVICES – 3.0%
760,000	United Internet AG†	10,451,805
INVESTORS – 1.3%
55,000	MPC Muenchmeyer Peterson Cap†	4,576,626
LIFE INSURANCE – 1.6%
42,000	AMB Generali Holding AG	5,717,971
MACHINERY – 7.4%
145,000	Heidelberger Druckmaschinen	5,974,932
38,000	Krones AG	5,013,013
65,234	Pfeiffer Vacuum Technology†	4,254,097
146,709	Rheinmetall AG	10,673,740
25,915,782
METALS & MINING – 4.0%
150,000	Salzgitter AG	14,090,164
MULTILINE RETAIL – 1.8%
134,625	Douglas Holding AG	6,296,512
PHARMACEUTICALS – 11.8%
216,000	Celesio AG	11,255,096
142,000	Merck KGAA	15,050,346
65,000	Schwarz Pharma AG	7,550,814
145,000	Stada Arzneimittel	7,404,798
41,261,054
REAL ESTATE – 4.0%
60,000	Deutsche Euroshop AG	4,157,654
270,000	IVG Holding AG*	9,767,102
13,924,756
SOFTWARE – 2.4%
135,000	Software AG	8,261,312
SPECIALTY RETAIL – 1.6%
130,000	Hugo Boss Ag -Ord	5,753,943

Page: 7

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (unaudited) (continued)

Shares	Description	Value
TEXTILES, APPAREL & LUXURY GOODS – 3.2%
33,000	Puma AG	$11,251,598
Total Common Stocks (cost $172,744,658)
272,702,100
PREFERRED STOCKS – 8.5%
DIVERSIFIED FINANCIAL SERVICES – 0.3%
32,600	Sixt AG	1,116,067
ELECTRICAL EQUIPMENT – 2.5%
222,800	Sartorius AG†	8,683,769
HEALTHCARE PROVIDERS & SERVICES – 4.4%
85,354	Fresenius AG	15,225,043
MEDIA – 1.3%
163,400	Prosieben Sat.1 Media AG	4,525,343

Total Preferred Stocks (cost $12,254,918)   29,550,222

Total Investments in German Securities (cost $184,999,576)           302,252,322

INVESTMENTS IN DUTCH COMMON STOCKS – 5.3%
AEROSPACE & DEFENSE – 5.3%

640,000          European Aeronautic Defence and Space Company (cost $6,201,367)18,487,248

INVESTMENTS IN IRISH COMMON STOCKS – 3.8%
DIVERSIFIED FINANCIAL SERVICES – 3.8%
710,000	Depfa Bank PLC (Cost $4,407,317)	13,102,908
INVESTMENTS IN ITALIAN COMMON STOCKS – 1.0%
COMMERCIAL BANKS – 1.0%
70,000	Banca Italease* (Cost $1,615,617)	3,451,403

Shares	Description	Value
INVESTMENTS IN SWISS COMMON STOCKS – 0.2%
OIL & GAS EXPLORATION & PRODUCTION – 0.2%

78,800             Biopetrol Industries AG† (Cost $756,589)$828,996

Total Investments in Common Stocks – (cost $197,980,466)            338,122,877

SECURITIES LENDING COLLATERAL – 10.3%

35,900,544    Daily Assets Fund Institutional, 5.31%†† (cost $35,900,544)35,900,544

Total Investments – 107.2% (cost $233,881,010)      374,023,421

Liabilities in excess of cash and other assets – (7.2)%            (25,171,205)

NET ASSETS–100.0%	$348,852,216

*	Non-income producing security.

†            All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $34,487,635 which is 10.0% of the net assets.

††           Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date: November 21, 2006